BORROWINGS - Short term borrowings (Details) £ in Millions, $ in Millions, € in Billions	Mar. 25, 2024 USD ($)	Jun. 30, 2024 GBP (£)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 EUR (€)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 USD ($)
Borrowings
Current		£ 1,451			£ 656
Borrowings		8,858			9,456
Commercial paper | Euro
Borrowings
Nominal value | €				€ 2
Commercial paper | USD
Borrowings
Nominal value | $			$ 10,000
Short-term bank loans
Borrowings
Current		£ 9			£ 10
Short-term bank loans | Weighted Average
Borrowings
Interest rate		7.80%	7.80%	7.80%	7.80%	7.80%
Pre-Separation Programme Notes
Borrowings
Average effective pre-swap interest rate		3.00%	3.00%	3.00%	3.00%	3.00%
Average effective post-swap interest rate		3.30%	3.30%	3.30%	3.60%	3.60%
Pre-Separation USD Notes
Borrowings
Current		£ 1,357	$ 1,750		£ 548	$ 700
Average effective pre-swap interest rate		3.10%	3.10%	3.10%	3.00%	3.00%
Average effective post-swap interest rate		4.80%	4.80%	4.80%	3.00%	3.00%
Fixed rate senior note
Borrowings
Repayment of notes | $	$ 700